Regulatory Capital (Tables)	6 Months Ended
Apr. 30, 2026
Regulatory Capital [Abstract]
Summary of Regulatory Capital Position
The following table summarizes the Bank’s regulatory

capital positions as at April 30, 2026 and

October 31, 2025.
Regulatory Capital Position
(millions of Canadian dollars, except

as noted)
As at
April 30 October 31

2026 2025
Capital
Common Equity Tier 1 Capital $ 91,660 $ 93,579
Tier 1 Capital 102,585 104,502
Total Capital 114,032 116,866
Risk-weighted assets used in the calculation

of capital ratios
641,358 636,424
Capital and leverage ratios
Common Equity Tier 1 Capital ratio 14.3% 14.7%
Tier 1 Capital ratio 16.0 16.4
Total Capital ratio 17.8 18.4
Leverage ratio 4.5 4.6
TLAC Ratio 31.1 31.8
TLAC Leverage Ratio 8.8 8.9